Other financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Other financial assets	Other financial assets
Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	—	10,471	12,172
Deposits	1,342	1,238	574
Other	—	—	124
Total other non-current financial assets	1,342	11,708	12,870
Other investments	—	—	9,050
Deposits	—	—	136
Total other current financial assets	—	—	9,186
Other financial assets	1,342	11,708	22,055
Advances related to CRO contracts
These advances granted in 2022 for clinical studies are to be recovered at the end of the studies after final reconciliation with pass-
through costs, which are being invoiced and paid as studies are carried out. These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 0.19% to 7.16%, and are subsequently measured at amortized cost.
During the first half of 2023, additional advances related to CRO contracts amounting to €1,620 thousand were made (undiscounted amount). These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 7.09% to
7.59%, and are subsequently measured at amortized cost.
At inception, a prepaid expenses asset was recognized for the difference between the advances’ nominal value and fair value, and spread over the term of the advances, at the rate of recognition of the related R&D expenses (see Note 10).
Other investments
Other investments consist of 6-month term deposits that do not qualify for a classification under cash and cash equivalents.
Deposits
Deposits include the deposits paid under the Kreos 1 & 2 bond loans (reimbursed in August 2023), the deposits paid under the liquidity agreement, the security deposits under the Paris and Boston offices lease contracts and other security deposits.